Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

7. Goodwill and Intangible Assets

Goodwill

The changes in goodwill for the nine months ended June 30, 2015 are as follows (in thousands):

	Human Services	Post-Acute Specialty Rehabilitation Services	Total
Balance as of September 30, 2014	$190,658	$66,974	$257,632
Goodwill acquired through acquisitions	2,628	14,260	16,888

Balance as of June 30, 2015	$193,286	$81,234	$274,520

Intangible Assets

Intangible assets consist of the following as of June 30, 2015 (in thousands):

Description	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$468,549	$217,707	$250,842
Non-compete/non-solicit	2 years	6,097	3,223	2,874
Relationship with contracted caregivers	1 year	7,520	6,727	793
Trade names	2 years	4,968	3,232	1,736
Trade names (indefinite life)	—	45,800	—	45,800
Licenses and permits	3 years	48,395	35,098	13,297
Intellectual property	1 year	452	393	59

		$581,781	$266,380	$315,401

Intangible assets consist of the following as of September 30, 2014 (in thousands):

Description	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$484,994	$224,566	$260,428
Non-compete/non-solicit	3 years	5,716	2,448	3,268
Relationship with contracted caregivers	2 years	10,963	9,013	1,950
Trade names	4 years	7,467	2,907	4,560
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	3 years	47,629	32,724	14,905
Intellectual property	2 years	904	689	215

		$600,073	$272,347	$327,726

Amortization expense for continuing operations was $29.2 million for the nine months ended June 30, 2015, as compared to $28.6 million for the nine months ended June 30, 2014. There was no amortization expense for discontinued operations for the nine months ended June 30, 2015, as compared to $0.2 million for the nine months ended June 30, 2014.

During the quarter ended June 30, 2015, the Company completed a strategic review of its service line supporting at-risk youth that will result in the Company discontinuing ARY services in the states of Florida, Indiana, Louisiana, North Carolina and Texas. These operations are included in the Human Services Segment. As a result, the Company recorded impairment charges of $0.2 million for relationships with contracted caregivers, $7.9 million for agency contracts, and $0.1 million of miscellaneous other intangibles. The total impairment charge of $8.2 million is included in depreciation and amortization expense for the nine months ended June 30, 2015. See Note 12 for further information about the decision to discontinue at-risk youth services in these states.

The estimated remaining amortization expense related to intangible assets with finite lives for the three months remaining in fiscal 2015 and each of the four succeeding years and thereafter is as follows:

(in thousands)
2015	$9,524
2016	36,447
2017	32,755
2018	31,898
2019	31,593
Thereafter	127,384

Total	$269,601

6. Goodwill and Intangible Assets

Goodwill

The changes in goodwill for the fiscal years ended September 30, 2014 and 2013 are as follows (in thousands):

	Human Services	Post-Acute Specialty Rehabilitation Services	Total
Balance as of September 30, 2012	$169,564	$64,699	$234,263
Goodwill acquired through acquisitions	1,294	1,260	2,554
Goodwill written off related to disposal of businesses	(1,334)	—	(1,334)
Adjustments to goodwill, net	—	42	42

Balance as of September 30, 2013	$169,524	$66,001	$235,525
Goodwill acquired through acquisitions	21,134	973	22,107

Balance as of September 30, 2014	$190,658	$66,974	$257,632

During fiscal 2013, the Company wrote off goodwill of underperforming programs within the Human Services segment which were closed as of September 30, 2013. The total charge was $1.3 million and is included in general and administrative expense in the consolidated statements of operations. Additionally, the adjustments to goodwill reflect the final purchase price for acquisitions, as determined during the measurement period.

Annual Goodwill Impairment Testing

The Company tests goodwill at least annually for possible impairment. Accordingly, the Company completes the annual testing of impairment for goodwill on July 1 of each fiscal year. In addition to its annual test, the Company regularly evaluates whether events or circumstances have occurred that may indicate a potential impairment of these assets.

The Company has elected to bypass the qualitative assessments and proceed directly to the two-step impairment test. The process of testing goodwill for impairment involves the determination of the fair value of the applicable reporting units. The test consists of a two-step process. The first step is the comparison of the fair value to the carrying value of the reporting unit to determine if the carrying value exceeds the fair value. The second step measures the amount of an impairment loss, and is only performed if the carrying value exceeds the fair value of the reporting unit. The Company performed its annual impairment testing for its reporting units as of July 1, 2014, 2013, and 2012, its annual impairment dates, and concluded based on the first step of the process that there were no goodwill impairments.

The Company has consistently employed the income approach, specifically the discounted cash flow method, to estimate the current fair value when testing for impairment of goodwill. A number of significant assumptions and estimates are involved in the application of the income approach to forecast operating cash flows, including revenue growth, tax rates, capital spending, discount rate and working capital changes.

Cash flow forecasts are based on business unit operating plans and historical relationships. The income approach is sensitive to changes in long-term terminal growth rates and the discount rate. The long-term terminal growth rates are consistent with the Company’s historical long-term terminal growth rates, as the current economic trends are not expected to affect the long-term terminal growth rates of the Company. The discount rate was selected based on the estimated rate of return as well as time value of money.

Intangible Assets

Intangible assets consist of the following as of September 30, 2014 (in thousands):

Description	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	8 years	$484,994	$224,566	$260,428
Non-compete/non-solicit	3 years	5,716	2,448	3,268
Relationship with contracted caregivers	2 years	10,963	9,013	1,950
Trade names	4 years	7,467	2,907	4,560
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	3 years	47,629	32,724	14,905
Intellectual property	2 years	904	689	215

		$600,073	$272,347	$327,726

Intangible assets consist of the following as of September 30, 2013 (in thousands):

Description	Weighted Average Remaining Life	Gross Carrying Value	Accumulated Amortization	Intangible Assets, Net
Agency contracts	9 years	$464,480	$195,737	$268,743
Non-compete/non-solicit	3 years	4,929	2,058	2,871
Relationship with contracted caregivers	3 years	10,963	7,905	3,058
Trade names	4 years	3,787	2,431	1,356
Trade names (indefinite life)	—	42,400	—	42,400
Licenses and permits	4 years	45,760	28,343	17,417
Intellectual property	3 years	904	558	346

		$573,223	$237,032	$336,191

For fiscal years ended 2014, 2013 and 2012, the amortization expense for continuing operations was $37.7 million, $38.2 million and $36.2 million, respectively. The amortization expense for discontinued operations was $0.2 million, $0.4 million and $0.6 million for fiscal years ended 2014, 2013 and 2012, respectively.

Annual Indefinite Life Impairment Testing

The Company tests indefinite-lived intangible assets at least annually for possible impairment. Accordingly, the Company completes the annual testing of impairment for indefinite-lived intangible assets on July 1 of each fiscal year. In addition to its annual test, the Company regularly evaluates whether events or circumstances have occurred that may indicate a potential impairment of these assets.

The impairment test consists of a comparison of the fair value of the indefinite-lived intangible asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, an impairment loss in an amount equal to that excess is recognized. The Company has consistently employed the relief from royalty model to estimate the current fair value when testing for impairment of indefinite-lived intangible assets.

In addition, the Company evaluates the remaining useful life of its indefinite-lived intangible assets at least annually to determine whether events or circumstances continue to support an indefinite useful life. If events or circumstances indicate that the useful lives of indefinite-lived intangible assets are no longer indefinite, the assets will be tested for impairment.

The Company has elected to bypass the qualitative assessments and proceeded directly to the quantitative impairment test. The Company performed its annual impairment testing as of July 1, 2014, 2013, and 2012, its annual impairment dates, and concluded that there were no impairments to its indefinite lived trade names.

Long Lived Impairment Testing

During the fiscal year ended September 30, 2014, the Company determined that certain intangible assets associated with programs that it voluntarily withdrew from within the Human Services segment were impaired. As a result, the Company wrote off $0.5 million of non-compete agreements, $0.6 of agency contracts and $0.2 million of licenses and permits. The total impairment charge associated with these programs of $1.3 million is included in depreciation and amortization expense in the accompanying consolidated statement of operations.

Additionally, during the fiscal year ended September 30, 2014, the Company notified the state of Connecticut of its intention to stop providing services under existing contracts due to rate cuts and a change in state policy. As a result, the Company wrote off $1.5 million of agency contracts and $0.1 million of license and permits. The total impairment charge of $1.6 million is included in loss from discontinued operations.

During the assessment of long-lived assets that was performed during fiscal 2013, the Company determined that certain of its intangible assets were impaired related to underperforming programs within the Human Services segment, which consisted primarily of $0.9 million of agency contracts and $0.1 million of licenses and permits. As result, the Company recorded $1.0 million of amortization expense related to the write-off of these intangible assets for the year ended September 30, 2013. This charge was included in depreciation and amortization expense in the accompanying statements of operations.

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year Ending September 30,	(In thousands)
2015	$38,251
2016	36,409
2017	32,358
2018	31,466
2019	31,070
Thereafter	115,772

$285,326